FAIR VALUE MEASUREMENTS - Fair value of private placement warrants (Details) - Private Placement Warrants	Sep. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares
Stock price
FAIR VALUE MEASUREMENTS
Derivative liability measurement input	11.59	11.05
Exercise price
FAIR VALUE MEASUREMENTS
Derivative liability measurement input	11.50	11.50
Expected term (in years)
FAIR VALUE MEASUREMENTS
Derivative liability measurement input	6.03	5.28
Volatility
FAIR VALUE MEASUREMENTS
Derivative liability measurement input	0.033	0.0280
Risk-free rate
FAIR VALUE MEASUREMENTS
Derivative liability measurement input	0.0356	0.0377
Fair value
FAIR VALUE MEASUREMENTS
Derivative liability measurement input	0.08	0.02
Probability of Business Combination
FAIR VALUE MEASUREMENTS
Derivative liability measurement input	0.035	0.012